PROPERTY AND EQUIPMENT, NET (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 37,042,280	$ 5,736,005	¥ 36,359,337
Less: accumulated depreciation	(9,135,200)	(1,414,588)	(6,602,458)
Less: Impairment for property and equipment	(768,312)	(118,973)	0
Property and equipment, net	27,138,768	4,202,444	29,756,879
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,097,921	789,415	4,741,366
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,385,084	214,481	1,436,210
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 30,559,275	$ 4,732,109	¥ 30,181,761